Summary of Material Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2026
Summary of Material Accounting Policies
Changes in accounting standards

Changes in accounting standards

New IFRS pronouncements not yet adopted

In April 2024, IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces an updated structure for the statement of income or loss by requiring income and expenses to be presented in three defined categories: operating, investing and financing, and by specifying certain defined totals and subtotals. IFRS 18 also introduces disclosure requirements for management-defined performance measures and provides enhanced guidance on principles of aggregation and disaggregation that apply to the primary financial statements and accompanying notes. The standard does not change the recognition or measurement of items in the financial statements or the classification of items in other comprehensive income.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including interim reporting periods. Retrospective application is required and early adoption is permitted. The adoption of IFRS 18 is expected to result in changes to the presentation and disclosure of certain amounts in our consolidated financial statements; however, we do not expect the standard to have a material impact on our consolidated financial position, results of operations or cash flows.

New IFRS pronouncements recently adopted

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

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clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
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clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion;
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add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and,
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update the disclosures for equity instruments designated at fair value through other comprehensive income.

The Company adopted the amendments effective January 1, 2026. We adopted the exception permitted for qualifying electronic payment systems to derecognize certain financial liabilities on the date payment is initiated rather than the settlement date. The adoption did not have a material impact on the Company’s condensed consolidated interim financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a significant impact on the Company's consolidated financial statements.